INCOME TAXES - Deferred Tax Items Recovered Directly in Equity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Income Taxes [Abstract]
Share issue costs	$ 0	$ (2,000,000)
Change in fair value of net investment hedges	0	(4,000,000)
Remeasurements of defined benefit (asset) liability	(11,000,000)	4,000,000
Deferred tax items recovered directly in equity	(11,000,000)	(2,000,000)
Temporary differences associated with its investments in subsidiaries and interests in joint arrangements	0	0
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	2,754,000,000	2,603,000,000			$ 2,945,000,000
Unrecognized tax attribute	21,000,000	0
Benefit of loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	(385,000,000)	(275,000,000)			$ (400,000,000)
Benefit of loss carryforwards | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised			$ 1,100	$ 758
Benefit of loss carryforwards | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 42,000,000	$ 43,000,000